Schedule of Investments (unaudited) January 31, 2020	iShares® iBonds® Dec 2020 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.3%
Interpublic Group of Companies Inc. (The), 3.50%, 10/01/20	$1,637	$1,653,664
Omnicom Group Inc./Omnicom Capital Inc., 4.45%, 08/15/20	1,656	1,677,462

		3,331,126

Aerospace & Defense — 2.1%
Boeing Co. (The)
1.65%, 10/30/20 (Call 09/30/20)	1,308	1,305,698
4.88%, 02/15/20	2,095	2,096,529
General Dynamics Corp., 2.88%, 05/11/20	5,734	5,751,431
Lockheed Martin Corp., 2.50%, 11/23/20 (Call 10/23/20)	4,413	4,437,845
Northrop Grumman Corp., 2.08%, 10/15/20	3,270	3,276,377
Raytheon Co.
3.13%, 10/15/20	2,450	2,473,447
4.40%, 02/15/20	752	752,534
United Technologies Corp.
1.90%, 05/04/20	2,715	2,715,815
4.50%, 04/15/20	4,165	4,187,199

		26,996,875

Agriculture — 0.9%
Bunge Ltd. Finance Corp., 3.50%, 11/24/20(a)	1,425	1,441,900
Philip Morris International Inc.
2.00%, 02/21/20	2,285	2,285,183
4.50%, 03/26/20(a)	2,240	2,248,960
Reynolds American Inc.
3.25%, 06/12/20	3,349	3,362,162
6.88%, 05/01/20	1,720	1,740,468

		11,078,673

Airlines — 0.4%
Delta Air Lines Inc.
2.60%, 12/04/20	1,597	1,604,506
2.88%, 03/13/20(a)	1,868	1,869,270
Southwest Airlines Co., 2.65%, 11/05/20 (Call 10/05/20)	1,183	1,189,258

		4,663,034

Apparel — 0.1%
Ralph Lauren Corp., 2.63%, 08/18/20 (Call 07/18/20)	760	762,987

Auto Manufacturers — 3.1%
American Honda Finance Corp.
1.95%, 07/20/20	2,576	2,578,679
2.00%, 02/14/20	2,053	2,053,103
2.45%, 09/24/20	3,307	3,323,601
3.00%, 06/16/20(a)	375	376,650
Series A, 2.15%, 03/13/20	1,182	1,182,544
Ford Motor Credit Co. LLC
2.34%, 11/02/20	3,080	3,084,836
2.43%, 06/12/20	1,440	1,441,382
2.46%, 03/27/20(a)	1,988	1,988,338
3.16%, 08/04/20	4,110	4,130,221
General Motors Financial Co. Inc.
2.45%, 11/06/20	903	905,790
2.65%, 04/13/20	2,215	2,217,791
3.20%, 07/13/20 (Call 06/13/20)	5,227	5,246,863
3.70%, 11/24/20 (Call 10/24/20)	3,125	3,163,656
PACCAR Financial Corp.
1.95%, 02/27/20	861	861,112
2.05%, 11/13/20(a)	483	484,362

Security	Par (000)	Value

Auto Manufacturers (continued)
Toyota Motor Credit Corp.
1.95%, 04/17/20(a)	$2,307	$2,308,130
2.15%, 03/12/20	3,208	3,209,572
4.50%, 06/17/20	1,091	1,102,281

		39,658,911

Banks — 30.6%
Australia & New Zealand Banking Group Ltd., 2.13%, 08/19/20	1,061	1,063,833
Australia & New Zealand Banking Group Ltd./New York NY
2.25%, 11/09/20	3,090	3,102,514
2.70%, 11/16/20	4,230	4,264,517
Banco Bilbao Vizcaya Argentaria SA, 3.00%, 10/20/20(a)	2,677	2,699,005
Bank of America Corp.
2.63%, 10/19/20	7,359	7,404,994
5.63%, 07/01/20	3,780	3,839,648
Series L, 2.25%, 04/21/20(a)	4,540	4,544,949
Bank of Montreal
2.10%, 06/15/20	3,486	3,490,288
3.10%, 07/13/20	1,813	1,824,096
Bank of New York Mellon Corp. (The)
2.45%, 11/27/20 (Call 10/27/20)	2,775	2,790,595
2.60%, 08/17/20 (Call 07/17/20)	3,820	3,835,280
Series G, 2.15%, 02/24/20 (Call 02/03/20)	2,880	2,880,000
Bank of Nova Scotia (The)
2.15%, 07/14/20	2,641	2,646,599
2.35%, 10/21/20	2,990	3,002,797
Barclays Bank PLC, 5.14%, 10/14/20(a)	3,666	3,743,976
Barclays PLC, 2.88%, 06/08/20	2,804	2,812,580
BNP Paribas SA, 2.38%, 05/21/20(a)	4,540	4,548,127
Canadian Imperial Bank of Commerce, 2.10%, 10/05/20(a)	3,191	3,200,094
Citibank N.A.
2.10%, 06/12/20 (Call 05/12/20)	4,770	4,774,722
2.13%, 10/20/20 (Call 09/20/20)	7,790	7,808,618
3.05%, 05/01/20 (Call 04/01/20)	5,995	6,007,290
Citigroup Inc.
2.40%, 02/18/20(a)	5,120	5,120,819
2.65%, 10/26/20	9,134	9,197,573
5.38%, 08/09/20	2,956	3,009,888
Citizens Bank N.A./Providence RI
2.20%, 05/26/20 (Call 04/26/20)	1,290	1,291,071
2.25%, 03/02/20 (Call 02/03/20)	1,670	1,670,635
2.25%, 10/30/20 (Call 09/30/20)	2,435	2,441,964
Comerica Bank, 2.50%, 06/02/20	825	826,840
Commonwealth Bank of Australia/New York NY
2.30%, 03/12/20	2,083	2,084,375
2.40%, 11/02/20(a)	3,235	3,251,790
Credit Suisse AG/New York NY, 4.38%, 08/05/20	3,815	3,864,671
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	3,750	3,755,062
3.13%, 12/10/20	6,798	6,869,447
Deutsche Bank AG, 2.95%, 08/20/20	1,402	1,406,809
Deutsche Bank AG/New York NY
2.70%, 07/13/20	4,898	4,907,502
2.95%, 08/20/20	1,000	1,003,690
Discover Bank, 3.10%, 06/04/20 (Call 05/04/20)	4,225	4,238,562
Fifth Third Bancorp., 2.88%, 07/27/20 (Call 06/27/20)	5,039	5,059,408
Fifth Third Bank/Cincinnati OH, 2.20%, 10/30/20 (Call 09/30/20)	1,080	1,083,380
First Horizon National Corp., 3.50%, 12/15/20 (Call 11/15/20)	1,426	1,442,784

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2020 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Goldman Sachs Bank USA/New York NY, 3.20%, 06/05/20(a)	$2,492	$2,503,613
Goldman Sachs Group Inc. (The)
2.60%, 04/23/20 (Call 03/23/20)	5,267	5,272,372
2.75%, 09/15/20 (Call 08/15/20)	8,003	8,040,614
5.38%, 03/15/20(a)	6,874	6,901,427
Series D, 6.00%, 06/15/20	5,557	5,640,633
HSBC Bank USA N.A., 4.88%, 08/24/20	4,130	4,200,540
HSBC USA Inc.
2.35%, 03/05/20	4,676	4,678,619
2.75%, 08/07/20	4,245	4,264,654
5.00%, 09/27/20	2,685	2,740,553
Huntington Bancshares Inc./OH, 7.00%, 12/15/20(a)	860	897,780
Huntington National Bank (The)
2.38%, 03/10/20 (Call 02/10/20)(a)	1,550	1,550,015
2.40%, 04/01/20 (Call 03/01/20)	1,390	1,390,584
2.88%, 08/20/20 (Call 07/20/20)(a)	1,505	1,512,766
JPMorgan Chase & Co.
2.55%, 10/29/20 (Call 09/29/20)	8,101	8,145,637
2.75%, 06/23/20 (Call 05/23/20)	5,242	5,258,041
4.25%, 10/15/20	8,733	8,885,566
4.40%, 07/22/20	6,642	6,724,228
4.95%, 03/25/20(a)	3,327	3,341,938
KeyBank N.A./Cleveland OH, 2.25%, 03/16/20	1,025	1,025,595
KeyCorp., 2.90%, 09/15/20	3,878	3,903,013
Lloyds Bank PLC
2.40%, 03/17/20	1,020	1,020,796
2.70%, 08/17/20	2,785	2,799,510
Manufacturers & Traders Trust Co., 2.05%, 08/17/20 (Call 07/17/20)	2,325	2,328,115
Morgan Stanley
2.80%, 06/16/20	7,848	7,878,764
5.50%, 07/24/20	5,790	5,890,225
National Australia Bank Ltd./New York
2.13%, 05/22/20	3,520	3,524,330
2.63%, 07/23/20	2,980	2,993,291
National Bank of Canada
2.15%, 06/12/20 (Call 05/12/20)	2,710	2,712,737
2.20%, 11/02/20 (Call 10/02/20)	2,835	2,842,796
Natwest Markets PLC, 5.63%, 08/24/20(a)	428	436,320
Northern Trust Corp., 3.45%, 11/04/20	1,939	1,963,024
PNC Bank N.A.
2.00%, 05/19/20 (Call 04/19/20)	3,665	3,670,278
2.30%, 06/01/20 (Call 05/01/20)(a)	2,325	2,328,022
2.45%, 11/05/20 (Call 10/05/20)(a)	5,486	5,512,991
2.60%, 07/21/20 (Call 06/21/20)	1,980	1,986,277
PNC Financial Services Group Inc. (The)
4.38%, 08/11/20	1,494	1,514,572
5.13%, 02/08/20	1,524	1,524,472
RBC USA Holdco Corp., 5.25%, 09/15/20	1,101	1,123,747
Royal Bank of Canada
2.13%, 03/02/20	4,291	4,292,588
2.15%, 03/06/20	2,389	2,389,812
2.15%, 10/26/20	5,216	5,232,743
2.35%, 10/30/20(a)	4,052	4,071,693
Santander Holdings USA Inc., 2.65%, 04/17/20 (Call 03/17/20)	2,783	2,785,588
Santander UK Group Holdings PLC, 2.88%, 10/16/20	5,052	5,087,313
Santander UK PLC
2.13%, 11/03/20	1,165	1,167,982

Security	Par (000)	Value

Banks (continued)
2.38%, 03/16/20	$3,316	$3,318,388
Skandinaviska Enskilda Banken AB, 2.30%, 03/11/20	2,693	2,694,346
State Street Corp., 2.55%, 08/18/20	3,551	3,566,447
Sumitomo Mitsui Banking Corp.
2.45%, 10/20/20	1,760	1,768,659
2.65%, 07/23/20	2,791	2,801,327
Svenska Handelsbanken AB
1.95%, 09/08/20	2,878	2,881,972
2.40%, 10/01/20(a)	3,575	3,590,587
Toronto-Dominion Bank (The)
1.85%, 09/11/20(a)	2,192	2,193,951
2.50%, 12/14/20(a)	7,482	7,536,469
3.00%, 06/11/20	780	783,533
3.15%, 09/17/20(a)	1,698	1,712,942
Truist Bank, 2.25%, 06/01/20 (Call 05/01/20)	937	938,087
Truist Financial Corp., 2.63%, 06/29/20 (Call 05/29/20)	4,822	4,835,260
U.S. Bank N.A./Cincinnati OH
2.05%, 10/23/20 (Call 09/23/20)	3,260	3,266,422
3.05%, 07/24/20 (Call 06/24/20)	1,560	1,567,769
UBS AG/Stamford CT
2.35%, 03/26/20	4,878	4,882,098
4.88%, 08/04/20	2,645	2,685,971
Wells Fargo & Co.
2.55%, 12/07/20	7,779	7,827,308
2.60%, 07/22/20	8,207	8,240,074
Westpac Banking Corp.
2.15%, 03/06/20	3,907	3,908,641
2.30%, 05/26/20(a)	3,309	3,314,691
2.60%, 11/23/20	5,012	5,048,788
3.05%, 05/15/20	1,450	1,455,322

		387,586,018

Beverages — 2.3%
Coca-Cola Co. (The)
1.88%, 10/27/20	4,420	4,426,542
2.45%, 11/01/20(a)	3,237	3,254,512
3.15%, 11/15/20(a)	3,811	3,853,988
Coca-Cola European Partners PLC, 3.50%, 09/15/20	390	393,475
Coca-Cola FEMSA SAB de CV, 4.63%, 02/15/20	1,050	1,050,809
Constellation Brands Inc., 2.25%, 11/06/20	2,330	2,337,339
Diageo Capital PLC
3.00%, 05/18/20	855	858,146
4.83%, 07/15/20	1,689	1,711,514
Molson Coors Beverage Co., 2.25%, 03/15/20 (Call 02/15/20)	1,333	1,333,067
PepsiCo Inc.
1.85%, 04/30/20 (Call 03/30/20)(a)	1,988	1,988,398
2.15%, 10/14/20 (Call 09/14/20)(a)	3,944	3,955,162
3.13%, 11/01/20(a)	3,510	3,547,732

		28,710,684

Biotechnology — 1.9%
Amgen Inc.
2.13%, 05/01/20 (Call 04/01/20)	2,288	2,288,686
2.20%, 05/11/20	2,794	2,796,040
3.45%, 10/01/20	2,475	2,502,324
4.50%, 03/15/20	1,014	1,017,143
Biogen Inc., 2.90%, 09/15/20	4,991	5,021,745
Bio-Rad Laboratories Inc., 4.88%, 12/15/20(a)	1,024	1,049,231
Genzyme Corp., 5.00%, 06/15/20	1,221	1,234,822

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2020 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
Gilead Sciences Inc.
2.35%, 02/01/20	$2,410	$2,410,000
2.55%, 09/01/20	6,121	6,146,157

		24,466,148

Building Materials — 0.1%
Fortune Brands Home & Security Inc., 3.00%, 06/15/20 (Call 05/15/20)	607	608,639
Johnson Controls International PLC, 5.00%, 03/30/20	880	883,898

		1,492,537

Chemicals — 0.9%
DuPont de Nemours Inc., 3.77%, 11/15/20	4,199	4,262,237
International Flavors & Fragrances Inc., 3.40%, 09/25/20	1,092	1,101,501
Nutrien Ltd., 4.88%, 03/30/20	947	951,299
PPG Industries Inc., 3.60%, 11/15/20(a)	1,177	1,192,607
Praxair Inc., 2.25%, 09/24/20	1,565	1,570,665
Sherwin-Williams Co. (The), 2.25%, 05/15/20(a)	2,216	2,217,241

		11,295,550

Commercial Services — 0.4%
Automatic Data Processing Inc., 2.25%, 09/15/20 (Call 08/15/20)	3,375	3,385,159
Block Financial LLC, 4.13%, 10/01/20 (Call 09/01/20)	1,988	2,011,240

		5,396,399

Computers — 2.6%
Apple Inc.
1.55%, 02/07/20	3,097	3,096,938
1.80%, 05/11/20(a)	2,570	2,570,951
1.90%, 02/07/20	2,614	2,614,000
2.00%, 05/06/20(a)	3,744	3,748,493
2.00%, 11/13/20(a)	2,991	2,999,106
Hewlett Packard Enterprise Co., 3.60%, 10/15/20 (Call 09/15/20)(a)	9,686	9,789,156
HP Inc., 3.75%, 12/01/20	1,628	1,652,062
IBM Credit LLC, 3.45%, 11/30/20	3,515	3,566,178
International Business Machines Corp., 1.63%, 05/15/20	2,440	2,439,463
Leidos Holdings Inc., 4.45%, 12/01/20 (Call 09/01/20)	50	50,652

		32,526,999

Cosmetics & Personal Care — 0.4%
Estee Lauder Companies Inc. (The), 1.80%, 02/07/20	1,481	1,480,970
Procter & Gamble Co. (The), 1.90%, 10/23/20	320	320,627
Unilever Capital Corp.
1.80%, 05/05/20	2,950	2,950,561
2.10%, 07/30/20	1,005	1,006,879

		5,759,037

Diversified Financial Services — 6.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.25%, 07/01/20	1,245	1,255,072
4.63%, 10/30/20(a)	3,305	3,367,795
Air Lease Corp., 4.75%, 03/01/20	1,227	1,229,466
Ally Financial Inc.
4.13%, 03/30/20	2,075	2,081,744
8.00%, 03/15/20	2,525	2,541,615
American Express Co., 2.20%, 10/30/20 (Call 09/29/20)(a)	3,413	3,421,669
American Express Credit Corp.
2.20%, 03/03/20 (Call 02/01/20)	4,837	4,837,000
2.38%, 05/26/20 (Call 04/25/20)	6,366	6,373,830
Series F, 2.60%, 09/14/20 (Call 08/14/20)(a)	4,528	4,547,108
Ameriprise Financial Inc., 5.30%, 03/15/20	1,597	1,603,372

Security	Par (000)	Value

Diversified Financial Services (continued)
Capital One Financial Corp.
2.40%, 10/30/20 (Call 09/30/20)(a)	$1,030	$1,034,089
2.50%, 05/12/20 (Call 04/12/20)	4,861	4,866,785
Charles Schwab Corp. (The), 4.45%, 07/22/20	1,801	1,823,441
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	17,454	17,508,980
Intercontinental Exchange Inc., 2.75%, 12/01/20 (Call 11/01/20)	4,246	4,279,161
International Lease Finance Corp., 8.25%, 12/15/20	3,502	3,691,388
Nomura Holdings Inc., 6.70%, 03/04/20	2,842	2,853,567
Stifel Financial Corp., 3.50%, 12/01/20	796	805,504
Synchrony Financial, 2.70%, 02/03/20	3,051	3,051,000
Visa Inc., 2.20%, 12/14/20 (Call 11/14/20)	9,869	9,910,647

		81,083,233

Electric — 3.5%
Ameren Corp., 2.70%, 11/15/20 (Call 10/15/20)(a)	1,041	1,046,267
American Electric Power Co. Inc., 2.15%, 11/13/20	1,273	1,276,259
Berkshire Hathaway Energy Co., 2.40%, 02/01/20	683	683,000
Commonwealth Edison Co., 4.00%, 08/01/20 (Call 05/01/20)	195	196,032
Consolidated Edison Co. of New York Inc., 4.45%, 06/15/20	485	489,675
Dominion Energy Inc., 2.58%, 07/01/20	3,329	3,338,188
DTE Electric Co., 3.45%, 10/01/20 (Call 07/01/20)(a)	640	644,154
Duke Energy Carolinas LLC, 4.30%, 06/15/20	222	223,962
Duke Energy Indiana LLC, 3.75%, 07/15/20	1,437	1,449,588
Edison International, 2.13%, 04/15/20	1,415	1,414,349
Entergy Corp., 5.13%, 09/15/20 (Call 06/15/20)(a)	1,073	1,085,275
Exelon Corp.
2.85%, 06/15/20 (Call 05/15/20)	3,041	3,048,998
5.15%, 12/01/20 (Call 09/01/20)	2,001	2,037,318
Exelon Generation Co. LLC, 4.00%, 10/01/20 (Call 07/01/20)	1,936	1,951,314
Georgia Power Co.
2.00%, 03/30/20	967	967,232
Series C, 2.00%, 09/08/20	1,556	1,559,065
IPALCO Enterprises Inc., 3.45%, 07/15/20 (Call 06/15/20)(a)	115	115,308
Kentucky Utilities Co., 3.25%, 11/01/20 (Call 08/01/20)	630	634,366
LG&E & KU Energy LLC, 3.75%, 11/15/20 (Call 08/15/20)	1,329	1,341,346
National Rural Utilities Cooperative Finance Corp.
2.30%, 11/01/20 (Call 10/01/20)	1,697	1,702,821
2.35%, 06/15/20 (Call 05/15/20)	940	941,805
Nevada Power Co., Series BB, 2.75%, 04/15/20(a)	1,210	1,211,827
NextEra Energy Capital Holdings Inc., Series H, 3.34%, 09/01/20	1,700	1,713,872
Northern States Power Co./MN, 2.20%, 08/15/20 (Call 07/15/20)	885	886,080
NV Energy Inc., 6.25%, 11/15/20	1,560	1,614,116
Pinnacle West Capital Corp., 2.25%, 11/30/20	294	294,844
PSEG Power LLC, 5.13%, 04/15/20	505	508,015
Public Service Co. of Colorado, 3.20%, 11/15/20 (Call 05/15/20)	1,265	1,269,820
Puget Energy Inc., 6.50%, 12/15/20	695	722,022
Sempra Energy
2.40%, 02/01/20	832	832,000
2.40%, 03/15/20 (Call 02/15/20)	1,428	1,428,743
2.85%, 11/15/20 (Call 10/15/20)	1,742	1,752,156
Southern Co. (The), 2.75%, 06/15/20 (Call 05/15/20)	2,918	2,925,849

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2020 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Southern Power Co., Series 15-B, 2.38%, 06/01/20 (Call 05/01/20)(a)	$763	$763,778
TECO Finance Inc., 5.15%, 03/15/20	1,201	1,205,143
UIL Holdings Corp., 4.63%, 10/01/20	150	152,429
WEC Energy Group Inc., 2.45%, 06/15/20 (Call 05/15/20)	1,138	1,139,605

		44,566,621

Electrical Components & Equipment — 0.0%
Emerson Electric Co., 4.25%, 11/15/20	445	453,041

Electronics — 0.4%
Amphenol Corp., 2.20%, 04/01/20	1,236	1,236,408
Avnet Inc., 5.88%, 06/15/20	425	430,189
Jabil Inc., 5.63%, 12/15/20	840	865,359
Roper Technologies Inc., 3.00%, 12/15/20 (Call 11/15/20)	2,271	2,291,076

		4,823,032

Environmental Control — 0.3%
Republic Services Inc., 5.00%, 03/01/20	1,872	1,876,399
Waste Management Inc., 4.75%, 06/30/20	1,975	1,998,404

		3,874,803

Food — 1.0%
Hershey Co. (The)
2.90%, 05/15/20	1,355	1,359,282
4.13%, 12/01/20	430	438,600
Ingredion Inc., 4.63%, 11/01/20	1,045	1,064,980
JM Smucker Co. (The), 2.50%, 03/15/20	1,397	1,397,978
Kellogg Co., 4.00%, 12/15/20(a)	2,058	2,096,053
Mondelez International Inc.
3.00%, 05/07/20	2,430	2,436,755
5.38%, 02/10/20(a)	1,020	1,020,571
Sysco Corp., 2.60%, 10/01/20 (Call 09/01/20)	2,859	2,872,523

		12,686,742

Gas — 0.2%
Dominion Energy Gas Holdings LLC, 2.80%, 11/15/20 (Call 10/15/20)	2,214	2,228,723

Health Care – Products — 0.3%
Zimmer Biomet Holdings Inc., 2.70%, 04/01/20 (Call 03/01/20)	4,106	4,108,423

Health Care – Services — 1.3%
Anthem Inc.
2.50%, 11/21/20	2,783	2,798,167
4.35%, 08/15/20	2,398	2,428,167
Cigna Holding Co., 5.13%, 06/15/20	865	874,895
Humana Inc., 2.50%, 12/15/20	1,390	1,397,256
UnitedHealth Group Inc.
1.95%, 10/15/20(a)	503	504,016
2.70%, 07/15/20	6,487	6,515,089
3.88%, 10/15/20 (Call 07/15/20)(a)	1,931	1,948,881

		16,466,471

Home Builders — 0.2%
DR Horton Inc.
2.55%, 12/01/20	1,405	1,411,618
4.00%, 02/15/20(a)	1,326	1,326,570

		2,738,188

Insurance — 2.1%
AEGON Funding Co. LLC, 5.75%, 12/15/20	1,751	1,810,972
American International Group Inc.
3.38%, 08/15/20	2,303	2,323,082

Security	Par (000)	Value

Insurance (continued)
6.40%, 12/15/20(a)	$2,262	$2,350,806
Aon Corp., 5.00%, 09/30/20	2,345	2,393,377
AXIS Specialty Finance LLC, 5.88%, 06/01/20	1,531	1,549,816
Berkshire Hathaway Finance Corp., 2.90%, 10/15/20	2,026	2,043,849
Chubb INA Holdings Inc., 2.30%, 11/03/20 (Call 10/03/20)	3,015	3,026,638
Hartford Financial Services Group Inc. (The), 5.50%, 03/30/20	2,413	2,426,561
Lincoln National Corp., 6.25%, 02/15/20	291	291,410
Manulife Financial Corp., 4.90%, 09/17/20	750	764,085
Marsh & McLennan Companies Inc., 2.35%, 03/06/20 (Call 02/06/20)(a)	2,094	2,094,503
Prudential Financial Inc.
4.50%, 11/15/20	1,615	1,649,610
5.38%, 06/21/20	2,270	2,300,146
Travelers Companies Inc. (The), 3.90%, 11/01/20	1,514	1,537,240
Unum Group, 5.63%, 09/15/20	620	633,869
WR Berkley Corp., 5.38%, 09/15/20	150	153,162

		27,349,126

Internet — 1.0%
Amazon.com Inc., 1.90%, 08/21/20	3,654	3,658,166
Baidu Inc., 3.00%, 06/30/20(a)	2,482	2,492,747
eBay Inc.
2.15%, 06/05/20	2,006	2,007,886
3.25%, 10/15/20 (Call 07/15/20)(a)	1,599	1,608,866
Expedia Group Inc., 5.95%, 08/15/20	2,383	2,431,565

		12,199,230

Leisure Time — 0.3%
Carnival Corp., 3.95%, 10/15/20	2,264	2,295,401
Royal Caribbean Cruises Ltd., 2.65%, 11/28/20	1,153	1,158,454

		3,453,855

Lodging — 0.0%
Marriott International Inc./MD, 3.38%, 10/15/20 (Call 07/15/20)	369	371,524

Machinery — 1.5%
ABB Finance USA Inc., 2.80%, 04/03/20	878	879,361
Caterpillar Financial Services Corp.
1.85%, 09/04/20	1,320	1,320,686
2.00%, 03/05/20(a)	2,343	2,343,586
2.95%, 05/15/20	2,280	2,287,707
3.35%, 12/07/20	1,564	1,585,098
CNH Industrial Capital LLC, 4.38%, 11/06/20(a)	2,074	2,111,062
IDEX Corp., 4.50%, 12/15/20 (Call 09/15/20)(a)	460	467,116
John Deere Capital Corp.
1.95%, 06/22/20	1,729	1,730,452
2.05%, 03/10/20	895	895,224
2.20%, 03/13/20	628	628,295
2.38%, 07/14/20(a)	2,120	2,125,872
Series 0014, 2.45%, 09/11/20(a)	1,114	1,118,813
Rockwell Automation Inc., 2.05%, 03/01/20 (Call 02/01/20)(a)	1,050	1,050,105

		18,543,377

Manufacturing — 0.6%
3M Co., 2.00%, 08/07/20(a)	812	813,177
General Electric Co.
4.38%, 09/16/20(a)	4,021	4,081,034
5.55%, 05/04/20	1,677	1,691,053

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2020 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
Ingersoll-Rand Luxembourg Finance SA, 2.63%, 05/01/20 (Call 04/01/20)	$924	$924,887

		7,510,151

Media — 1.4%
Charter Communications Operating LLC/Charter Communications Operating Capital, 3.58%, 07/23/20 (Call 06/23/20)	5,916	5,949,840
Discovery Communications LLC, 2.80%, 06/15/20 (Call 05/15/20)(a)	1,712	1,716,297
Time Warner Cable LLC, 5.00%, 02/01/20	3,947	3,947,000
TWDC Enterprises 18 Corp.
1.80%, 06/05/20	2,113	2,112,239
1.95%, 03/04/20	1,027	1,027,185
2.15%, 09/17/20	2,364	2,370,737
Walt Disney Co. (The), 5.65%, 08/15/20	941	960,008

		18,083,306

Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp., 2.25%, 06/15/20 (Call 05/15/20)	1,441	1,443,104

Mining — 0.0%
Southern Copper Corp., 5.38%, 04/16/20	269	270,660

Oil & Gas — 3.6%
BP Capital Markets America Inc., 4.50%, 10/01/20	4,252	4,327,601
BP Capital Markets PLC
2.32%, 02/13/20	4,378	4,378,525
4.50%, 10/01/20	15	15,259
Chevron Corp.
1.96%, 03/03/20 (Call 02/03/20)	4,664	4,664,886
1.99%, 03/03/20	1,560	1,560,296
2.42%, 11/17/20 (Call 10/17/20)	3,972	3,992,337
2.43%, 06/24/20 (Call 05/24/20)	2,014	2,018,451
EOG Resources Inc.
2.45%, 04/01/20 (Call 03/01/20)	1,233	1,233,567
4.40%, 06/01/20	15	15,125
EQT Corp., 2.50%, 10/01/20 (Call 09/01/20)	1,030	1,034,697
Exxon Mobil Corp., 1.91%, 03/06/20 (Call 02/06/20)	3,827	3,827,000
Marathon Petroleum Corp., 3.40%, 12/15/20 (Call 11/15/20)	1,968	1,991,124
Shell International Finance BV
2.13%, 05/11/20	5,723	5,729,238
2.25%, 11/10/20	3,400	3,414,756
4.38%, 03/25/20	3,891	3,905,825
Total Capital SA, 4.45%, 06/24/20	4,038	4,078,138

		46,186,825

Pharmaceuticals — 5.9%
AbbVie Inc., 2.50%, 05/14/20 (Call 04/14/20)(a)	12,090	12,103,299
Allergan Funding SCS, 3.00%, 03/12/20 (Call 02/12/20)	8,219	8,221,466
Allergan Inc./U.S., 3.38%, 09/15/20	1,491	1,502,272
AstraZeneca PLC, 2.38%, 11/16/20	5,172	5,198,170
Becton Dickinson and Co.
2.40%, 06/05/20	2,187	2,190,237
3.25%, 11/12/20	2,331	2,354,730
Bristol-Myers Squibb Co.
2.88%, 08/15/20(b)	4,657	4,684,197
3.95%, 10/15/20(b)	715	725,646
Cardinal Health Inc., 4.63%, 12/15/20(a)	1,698	1,737,631

Security	Par (000)	Value

Pharmaceuticals (continued)
Cigna Corp.
3.20%, 09/17/20	$6,284	$6,336,660
4.13%, 09/15/20(b)	1,010	1,023,019
CVS Health Corp.
2.80%, 07/20/20 (Call 06/20/20)	8,789	8,818,531
3.13%, 03/09/20	563	563,631
Express Scripts Holding Co., 2.60%, 11/30/20(a)	1,631	1,640,492
Johnson & Johnson
1.95%, 11/10/20	1,766	1,770,309
2.95%, 09/01/20(a)	1,265	1,274,614
McKesson Corp., 3.65%, 11/30/20	2,420	2,456,494
Mead Johnson Nutrition Co., 3.00%, 11/15/20	2,582	2,604,515
Merck & Co. Inc., 1.85%, 02/10/20	2,643	2,643,000
Novartis Capital Corp.
1.80%, 02/14/20	2,139	2,139,043
4.40%, 04/24/20	2,099	2,111,279
Pfizer Inc., 5.20%, 08/12/20	620	630,856
Zoetis Inc., 3.45%, 11/13/20 (Call 10/13/20)	1,585	1,602,292

		74,332,383

Pipelines — 1.9%
Columbia Pipeline Group Inc., 3.30%, 06/01/20 (Call 05/01/20)	2,165	2,172,274
Energy Transfer Operating LP, 4.15%, 10/01/20 (Call 08/01/20)	2,914	2,945,092
Energy Transfer Partners LP/Regency Energy Finance Corp., 5.75%, 09/01/20 (Call 06/01/20)	1,390	1,405,221
Enterprise Products Operating LLC, 5.20%, 09/01/20	3,547	3,614,322
Kinder Morgan Energy Partners LP
5.30%, 09/15/20	1,948	1,987,817
6.50%, 04/01/20	1,620	1,631,405
6.85%, 02/15/20	1,602	1,604,083
Kinder Morgan Inc./DE, 6.50%, 09/15/20	900	924,561
TransCanada PipeLines Ltd., 3.80%, 10/01/20	2,937	2,971,598
Williams Companies Inc. (The)
4.13%, 11/15/20 (Call 08/15/20)	1,644	1,662,248
5.25%, 03/15/20	3,310	3,321,817

		24,240,438

Real Estate Investment Trusts — 0.5%
American Tower Corp., 2.80%, 06/01/20 (Call 05/01/20)	3,159	3,165,160
AvalonBay Communities Inc., 3.63%, 10/01/20 (Call 07/01/20)	912	918,566
Simon Property Group LP, 2.50%, 09/01/20 (Call 06/01/20)	2,314	2,319,577

		6,403,303

Retail — 2.1%
AutoNation Inc., 5.50%, 02/01/20	892	892,000
AutoZone Inc., 4.00%, 11/15/20 (Call 08/15/20)	720	727,826
Costco Wholesale Corp., 1.75%, 02/15/20(a)	1,173	1,172,953
Home Depot Inc. (The)
1.80%, 06/05/20(a)	2,059	2,059,597
3.95%, 09/15/20 (Call 06/15/20)	1,183	1,192,547
Lowe’s Companies Inc., 4.63%, 04/15/20 (Call 03/02/20)(a)	870	871,940
McDonald’s Corp.
2.20%, 05/26/20 (Call 04/26/20)	2,573	2,575,316
2.75%, 12/09/20 (Call 11/09/20)	3,886	3,914,174
3.50%, 07/15/20	965	972,286
Starbucks Corp., 2.20%, 11/22/20	1,373	1,377,613

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2020 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Walmart Inc.
1.90%, 12/15/20(a)	$5,311	$5,325,552
2.85%, 06/23/20	2,510	2,521,621
3.25%, 10/25/20	1,350	1,365,485
3.63%, 07/08/20	2,380	2,399,825

		27,368,735

Semiconductors — 1.5%
Analog Devices Inc., 2.85%, 03/12/20	1,435	1,436,349
Applied Materials Inc., 2.63%, 10/01/20 (Call 09/01/20)	1,908	1,916,357
Intel Corp.
1.85%, 05/11/20(a)	2,199	2,199,945
2.45%, 07/29/20	5,077	5,096,293
Lam Research Corp., 2.75%, 03/15/20 (Call 02/15/20)(a)	1,000	1,000,710
QUALCOMM Inc., 2.25%, 05/20/20	5,586	5,594,714
Texas Instruments Inc., 1.75%, 05/01/20 (Call 04/01/20)	1,327	1,327,053

		18,571,421

Software — 2.1%
Adobe Inc., 4.75%, 02/01/20	1,984	1,984,000
Autodesk Inc., 3.13%, 06/15/20 (Call 05/15/20)	1,340	1,344,315
Broadridge Financial Solutions Inc., 3.95%, 09/01/20	900	910,809
Fiserv Inc., 2.70%, 06/01/20 (Call 05/01/20)	2,239	2,243,657
Microsoft Corp.
1.85%, 02/06/20	2,903	2,902,942
2.00%, 11/03/20 (Call 10/03/20)	6,209	6,224,585
3.00%, 10/01/20(a)	3,928	3,964,727
Oracle Corp., 3.88%, 07/15/20(a)	3,469	3,501,470
VMware Inc., 2.30%, 08/21/20	3,992	4,000,223

		27,076,728

Telecommunications — 1.5%
America Movil SAB de CV, 5.00%, 03/30/20	2,113	2,123,016
AT&T Inc., 2.45%, 06/30/20 (Call 05/30/20)(a)	8,839	8,856,059
Cisco Systems Inc., 2.45%, 06/15/20	3,926	3,936,365
Telefonica Emisiones SA, 5.13%, 04/27/20	4,288	4,320,074

		19,235,514

Transportation — 0.5%
Canadian National Railway Co., 2.40%, 02/03/20(a)	755	755,000
Norfolk Southern Railway Co., 9.75%, 06/15/20	837	860,553

Security	Par/ Shares (000)	Value

Transportation (continued)
Ryder System Inc.
2.50%, 05/11/20 (Call 04/11/20)	$928	$928,641
2.65%, 03/02/20 (Call 02/20/20)	1,006	1,006,372
2.88%, 09/01/20 (Call 08/01/20)	244	244,942
Union Pacific Corp., 2.25%, 06/19/20 (Call 05/19/20)	1,335	1,336,802
United Parcel Service of America Inc., 8.38%, 04/01/20	777	784,832

		5,917,142

Trucking & Leasing — 0.1%
GATX Corp., 2.60%, 03/30/20 (Call 02/28/20)	857	857,471

Total Corporate Bonds & Notes — 86.4% (Cost: $1,092,207,870)		1,096,168,548

Short-Term Investments

Money Market Funds — 17.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.78%(c)(d)(e)	21,297	21,309,416
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(c)(d)	198,669	198,669,000

		219,978,416

Total Short-Term Investments — 17.4% (Cost: $219,969,847)		219,978,416

Total Investments in Securities — 103.8% (Cost: $1,312,177,717)		1,316,146,964

Other Assets, Less Liabilities — (3.8)%		(47,813,015)

Net Assets — 100.0%		$1,268,333,949

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 01/31/20 (000)	Value at 01/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	26,992	(5,695)	21,297	$21,309,416	$19,972	(b)	$(2,020)	$2,832
BlackRock Cash Funds: Treasury, SL Agency Shares	63,310	135,359	198,669	198,669,000	389,141		—	—

				$219,978,416	$409,113		$(2,020)	$2,832

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2020 Term Corporate ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$1,096,168,548	$—	$1,096,168,548
Money Market Funds	219,978,416	—	—	219,978,416

	$219,978,416	$1,096,168,548	$—	$1,316,146,964